            As filed with the Securities and Exchange Commission on May 14, 1999
                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --
                  Post-Effective Amendment No. 46                       [X]
                                               --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                  Amendment No. 48                                      [X]
                                --


                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 or on such earlier date as the Commission may designate pursuant to paragraph (a)(3) of Rule 485.

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE
                SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.
      THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT
            SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE
                   WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             SUBJECT TO COMPLETION
                               DATED MAY __, 1999

--------------------------------------------------------------------------------



                      UNITED STATES TRUST COMPANY OF BOSTON

              PROSPECTUS FOR THE FOLLOWING BOSTON TRUST PORTFOLIOS:

                              Boston Balanced Fund
                               Boston Equity Fund

                               [          ], 1999

--------------------------------------------------------------------------------


                               Investment Adviser
                               ------------------

                      United States Trust Company of Boston
                                 40 Court Street
                           Boston, Massachusetts 02108
                            Telephone: (617) 726-7250

























Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                                  BOSTON TRUST

                                TABLE OF CONTENTS
                                -----------------


RISK/RETURN SUMMARY AND FUND EXPENSES

         3        BOSTON BALANCED FUND
         6        BOSTON EQUITY FUND

         CAREFULLY REVIEW THIS IMPORTANT SECTION FOR A SUMMARY OF EACH FUND'S INVESTMENTS, RISKS AND FEES.

INVESTMENT OBJECTIVES AND STRATEGIES

         7        BOSTON BALANCED FUND
         8        BOSTON EQUITY FUND
         9        INVESTMENT RISKS

         THIS SECTION CONTAINS DETAILS ON EACH FUND'S INVESTMENT STRATEGIES AND RISKS.

SHAREHOLDER INFORMATION

         11       PRICING OF FUND SHARES
         11       PURCHASING AND ADDING TO YOUR SHARES
         13       SELLING YOUR SHARES
         16       EXCHANGING YOUR SHARES
         17       DIVIDENDS, DISTRIBUTIONS AND TAXES

         CONSULT THIS SECTION TO OBTAIN DETAILS ON HOW SHARES ARE VALUED, HOW TO PURCHASE, SELL AND EXCHANGE SHARES, RELATED CHARGES AND PAYMENTS OF DIVIDENDS

FUND MANAGEMENT

         16       THE INVESTMENT ADVISER
         17       PORTFOLIO MANAGERS

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------
BOSTON BALANCED FUND

INVESTMENT OBJECTIVE                         The Balanced Fund seeks long-term
                                             capital growth and income through
                                             an actively managed portfolio of
                                             stocks, bonds and money market
                                             instruments.

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests in stocks, bonds
                                             and money market instruments, with
                                             at least 25% of assets in
                                             fixed-income senior securities.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's
                                             investments will fluctuate with
                                             market conditions and interest
                                             rates, the value of your investment
                                             in the Fund will also vary. You
                                             could lose money on your investment
                                             in the Fund, or the Fund could
                                             underperform other investments.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if
                                             you are:
                                             -   Investing for a period of time
                                                 in excess of 3 to 5 years
                                             -   Able to bear the risk of market
                                                 value fluctuations in the
                                                 short-term
                                             -   Looking for a combination of
                                                 exposure to stock investments
                                                 for growth, and bond
                                                 investments for greater
                                                 stability of income and
                                                 principal


                                             This Fund will not be appropriate
                                             for anyone:
                                             -   Investing for a period of time
                                                 less than 3 to 5 years
                                             -   Not comfortable with market
                                                 fluctuations in the short-term
                                             -   Looking primarily for a high
                                                 level of current income

--------------------------------

The chart and table on this page show how the Balanced Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception on December 1, 1995, to demonstrate that the Fund has both gained and lost value during its three year history. The table below it compares the Fund's performance over time to that of a blended benchmark index consisting of the S&P 500 Index (50%),2 the Lehman Government/Corporate Index (40%)3 and the 90 day U.S. Treasury Bill (10%).


                        Performance Bar Chart and Table (1)

                   Year-by-Year Total Returns as of 12/31/98



                1996             1997             1998
                ----             ----             ----
               14.39%           27.08%           19.27%



   The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.



   --------------------------------------------------------------------------
               Best  quarter:           Q2 1997         12.0%

               Worst quarter:           Q3 1998        -6.13%
   --------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)

                               Fund
                             Inception      Past Year   Since Inception

BALANCED FUND                 12/1/95         19.27%        20.01%

BLENDED COMPOSITE INDEX       12/1/95         18.91%        17.49%

The table assumes that shareholders redeem all their fund shares at the end of the period indicated.



________________

1        Both charts assume reinvestment of dividends and distributions.
2        A widely recognized, unmanaged index of common stocks.
3 A widely recognized, unmanaged index generally representative of the bond market as a whole.

--------------------------------

ANNUAL FEES AND EXPENSES
------------------------
As an investor in the Balanced Fund,
you will pay the following fees and        Shareholder
expenses. Shareholder transaction          Transaction
fees are paid from your account.           Fees (fees
Annual Fund operating expenses are         paid by you
paid out of Fund assets, and are           directly)
included in the calculation of share
price.                                     Maximum sales
                                           charge (load)
                                           on purchases                n/a
                                           ------------------------------------
                                           Maximum deferred
                                           sales charge (load)         n/a

                                           Annual Fund
                                           Operating
                                           Expenses
                                           (expenses paid from
                                           Fund assets)
                                           ------------------------------------
                                           Management fee              0.75%
                                           ------------------------------------
                                           Distribution and
                                           Service (12b-1) fee         n/a
                                           ------------------------------------
                                           Other expenses              0.27%*
                                           ------------------------------------
                                           Total Fund
                                           Operating expenses          1.02%*
                                           ------------------------------------
                                           Fee Waiver and/or
                                           Expense Reimbursement       0.02%*
                                           ------------------------------------
                                           Net Expenses                1.00%*
                                           ------------------------------------

* The Adviser has entered into an expense limitation agreement with the Trust to limit the Total Fund Operating Expenses of the Balanced Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Balanced Fund would have been 1.02%.

--------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of each period
    - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


       BALANCED FUND                   1         3         5         10
                                      Year     Years     Years     Years
       -------------------------------------------------------------------
                                      $102     $318      $552      $1,225
       -------------------------------------------------------------------



                               BOSTON EQUITY FUND

INVESTMENT OBJECTIVE                The Equity Fund seeks long-term capital
                                    growth through an actively managed portfolio of stocks.

PRINCIPAL INVESTMENT STRATEGIES     The Fund invests primarily in equity
                                    securities.

PRINCIPAL INVESTMENT RISKS          Because the value of the Fund's investments
                                    will fluctuate with market conditions, the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.


WHO MAY WANT TO INVEST?              Consider investing in the Fund if you are:

                                    -        Investing for a period of time in
                                             excess of 3 to 5 years
                                    -        Looking for a high-quality,
                                             well-diversified, all-equity
                                             portfolio that provides the
                                             potential for growth of your
                                             investment

                                    This Fund will not be appropriate for
                                    anyone:

                                    -        Investing for a period of time less
                                             than 3 to 5 years
                                    -        Not comfortable with market value
                                             fluctuations
                                    -        Looking for current income

------------------------------

ANNUAL FEES AND EXPENSES
------------------------
As an investor in the Equity Fund,
you will pay the following fees and        Shareholder
expenses. Shareholder transaction          Transaction
fees are paid from your account.           Fees (fees
Annual Fund operating expenses are         paid by you
paid out of Fund assets, and are           directly)
included in the calculation of share
price.                                     Maximum sales
                                           charge (load)                  n/a
                                           on purchases
                                           -------------------------------------
                                           Maximum deferred
                                           sales charge (load)            n/a

                                           Annual Fund
                                           Operating
                                           Expenses
                                           (expenses paid from
                                           Fund assets)
                                           -------------------------------------
                                           Management fee                 0.75%
                                           -------------------------------------
                                           Distribution and
                                           Service (12b-1) Fee            n/a
                                           -------------------------------------
                                           Other expenses                 0.36%*
                                           -------------------------------------
                                           Total Fund
                                           Operating expenses             1.11%*
                                           -------------------------------------
                                           Fee Waiver and/or
                                           Expense Reimbursement          0.11%*
                                           -------------------------------------
                                           Net Expenses                   1.00%*
                                           -------------------------------------

* The Adviser has entered into an expense limitation agreement with the Trust to limit the Total Fund Operating Expenses of the Equity Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Equity Fund's initial fiscal year are estimated to be 1.11%.

------------------------------


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of each period
    - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


       EQUITY FUND                     1         3         5         10
                                      Year     Years     Years     Years
       -------------------------------------------------------------------
                                      $102     $318      $552      $1,225
       -------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND STRATEGIES

                              BOSTON BALANCED FUND
-------------------------------------------------------------------------------


         Ticker Symbol:  BMGFX

INVESTMENT OBJECTIVE

         The investment objective of the Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

POLICIES AND STRATEGIES

         Consistent with the Balanced Fund's investment objective, the Fund:

         - maintains an actively managed portfolio of stocks, bonds and money market instruments

         - will generally invest at least 25% of its total assets in fixed-income senior securities

         -        may purchase both common stock and preferred stock

         -        will purchase primarily investment grade bonds

         - may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade

         Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

         In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

                               BOSTON EQUITY FUND
================================================================================

         Ticker Symbol:  BTBEX

INVESTMENT OBJECTIVE

         The investment objective of the Equity Fund is to seek long-term growth of capital.

POLICIES AND STRATEGIES

         Consistent with the Equity Fund's investment objective, the Fund:

         - will invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities

         -        will invest in the following types of equity securities:
                  common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

         - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

         - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)

         - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

         - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

         - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

         -        may invest in other investment companies

         In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of the Fund's assets in money market instruments, U.S. Government securities and repurchase agreements.

                                INVESTMENT RISKS
================================================================================

                  Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

                  Generally, the Funds will be subject to the following risks:

- MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

- INTEREST RATE RISK: Interest rate risk refers to the risk that the value of either Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in either Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

- YEAR 2000 RISK: Like other funds and business organizations around the world, the Funds could be affected adversely if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may affect adversely companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately, and in a timely manner.

                  The Funds have been advised that the Adviser and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks associated with Year 2000 issues with regard to services critical to the Funds' operations. Internal efforts include a commitment of adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as taking inventory of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness.

                  In the event that any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

                  While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Funds' service providers cannot be assessed accurately at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Adviser and each Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or the financial condition of the Funds. The Funds and the Adviser will continue to monitor closely developments relating to this issue, including establishment by the Adviser and the Funds' service providers of contingency plans.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES
----------------------

      How NAV is Calculated

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                      NAV =

                        Total Assets - Liabilities
                        --------------------------
                             Number of Shares
                                Outstanding

You can find each Fund's NAV daily in The Wall Street Journal and other financial newspapers.


         The net asset value per share of each Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Fund will not be calculated.

         Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Funds. This is what is known as the offering price.

         Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.


                      PURCHASING AND ADDING TO YOUR SHARES
                      ------------------------------------



You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Funds is $2,000. Subsequent investments must be at least $500. BISYS Fund Services (the "Distributor") acts as Distributor of each Fund's shares. Shares of the Funds are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of either Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

By Regular Mail or Overnight Service

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, certified check or money order payable to either "Boston Balanced Fund" or "Boston Equity Fund", as applicable.

3. Mail to: Boston Trust Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the applicable fund and mailed to the address indicated above. Your account number should be written on the check.

By Wire Transfer

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-8782, ext. 4050, or 1-617-695-4050 to advise that an initial investment will be made by wire and to receive an account number.
Follow the instructions below after receiving your account number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
United States Trust Company of Boston
Routing Number:  ABA #0110-0133-1
DDA# 0003004512
Include:
Your name
Your account number
Fund name

SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

-------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
 FUND INVESTMENT

A request for a withdrawal in cash from either Fund constitutes a redemption or sale of shares for a mutual fund shareholder.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

By telephone                          1. Call 1-800-441-8782, ext. 4050 with
(unless you have declined             instructions as to how you wish to receive
telephone sales privileges)           your funds (mail, wire, electronic
                                      transfer).

By mail                               2(a). Call 1-800-441-8782, ext. 4050 to
                                      request redemption forms or write a letter
                                      of instruction indicating:
                                      - your Fund and account number
                                      - amount you wish to redeem
                                      - address where your check should be sent
                                      - account owner signature
                                      2(b). Mail to:
                                      BOSTON TRUST MUTUAL FUNDS
                                      c/o United States Trust Company of Boston
                                      40 Court Street
                                      Boston, MA  02108

By overnight service                  See instruction 2 above.
                                      Send to:
                                      BOSTON TRUST MUTUAL FUNDS
                                      c/o United States Trust Company of Boston
                                      40 Court Street
                                      Boston, MA  02108

By Wire transfer                      Call 1-800-441-8782, ext. 4050 to request
You must indicate this option         a wire transfer.
on your application.
                                      If you call by 4 p.m. Eastern Standard
                                      Time, your payment will normally be wired to your bank on the next business day.

The Funds may charge a wire
transfer fee.
Note: Your financial
institution may also charge a
separate fee.


GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

      - Redemptions over $10,000
      - Your account registration or the name(s) on your account has changed within the last 15 days
      - The check is not being mailed to the address on your account
      - The check is not being made payable to the owner of the account
      - The redemption proceeds are being transferred to another Fund account with a different registration

         A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption fee of more than 1% of the Fund's net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or
(2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Boston Trust Mutual Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to Boston Trust Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108, or by calling 1-800-441-8782, ext. 4050. Please provide the following information:
     -  Your name and telephone number
     -  The exact name on your account and account number
     - Taxpayer identification number (usually your Social Security number)
     -  Dollar value or number of shares to be exchanged
     -  The name of the Fund from which the exchange is to be made
     -  The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- To prevent disruption in the management of the Funds, exchange activity may be limited to 4 exchanges within a calendar year.

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds are paid usually annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

FUND MANAGEMENT

         THE INVESTMENT ADVISER

         United States Trust Company of Boston, (the "Adviser"), 40 Court Street, Boston, Massachusetts 02108, is the investment adviser for the Funds. The Adviser is a Massachusetts-chartered banking and trust company established in 1895 and is a wholly-owned subsidiary of UST Corp., a Massachusetts bank holding company. The Trust Department of the Adviser has managed assets as a fiduciary for over 50 years. The Adviser began offering professional investment management services in 1974 with the establishment of its Asset Management Division. Neither the Adviser nor UST Corp. is affiliated with United States Trust Company of New York.

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

Balanced Fund:    Mr. Domenic Colasacco, President of United States Trust
                  Company, is the Balanced Fund's portfolio manager. He has been United States Trust Company's Chief Investment Officer since
                  1980. Mr. Colasacco is a Chartered Financial Analyst and a member of the Boston Security Analyst's Society.

Equity Fund:      Mr. Robert Lincoln, Senior Vice President and Chief Economic
                  Strategist of the United States Trust Company, is the portfolio manager of the Equity Fund. Mr. Lincoln joined the Adviser in 1984 after serving as a Group Vice President at Charles River Associates, a Boston-based economic and financial consulting firm. Mr. Lincoln earned his B.A. degree
                  (magna cum laude) in Economics and his M.A. in Economics from Harvard University.


The Statement of Additional Information has more detailed information about the Adviser.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services is the Funds' distributor and administrator and is located at 3435 Stelzer Road, Columbus, OH 43219.

FINANCIAL HIGHLIGHTS
--------------------

         The financial highlights table is intended to help you understand the Balanced Fund's financial performance since its inception on December 1, 1995. (Information is not presented for the Equity Fund because that Fund did not commence operations until __________, 1999, and therefore no financial data is yet available). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Balanced Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLC, whose report, along with the Fund's financial statements, are included in the annual report of the Balanced Fund, which is available upon request.

------------------------------------------------- --------------------- ---------------- ----------------- ---------------------
                                                       SIX MONTHS            YEAR              YEAR         DECEMBER 1, 1995*
                                                         ENDED               ENDED            ENDED              THROUGH
                                                   DECEMBER 31, 1998(#) JUNE 30, 1998(++) JUNE 30, 1997(++)  JUNE 30, 1996(++)
------------------------------------------------- --------------------- ---------------- ----------------- ---------------------
Net asset value, beginning of period...........         $29.21              $23.70           $19.31               $18.41
                                                        ------              ------           ------               ------
Income from investment operations:
   Net investment income ......................           0.26                0.46             0.47                 0.25
   Net realized and unrealized gain
     on investments............................           0.97                5.94             4.36                 0.69
                                                        ------              ------           ------               ------
Total from investment operations...............           1.23                6.40             4.83                 0.94
                                                        ------              ------           ------               ------
Less distributions:
   From net investment income..................          (0.49)              (0.45)           (0.44)               (0.04)
   From net capital gains......................          (1.09)              (0.44)             -0-                  -0-
                                                        ------              ------           ------               ------
Total distributions............................          (1.58)              (0.89)           (0.44)               (0.04)
                                                        ------              ------           ------               ------

Net asset value, end of period.................         $28.86              $29.21           $23.70               $19.31
                                                        ======              ======           ======               ======

Total return...................................           4.42%              27.55%           25.40%                5.14%

Ratios/supplemental data:
Net assets, end of period (millions)...........         $138.2              $121.9            $82.0                $61.8

Ratio of expenses to average net assets:
   Before expense reimbursement................           0.96%+              1.00%            1.02%                1.00%+
   After expense reimbursement.................           0.96%+              1.00%            1.02%                1.00%+

Ratio of net investment income to
   average net assets:
   Before expense reimbursement................           1.98%+              1.85%            2.24%                2.43%+
   After expense reimbursement.................           1.98%+              1.85%            2.25%                2.43%+

Portfolio turnover rate........................          10.26%              22.71%           30.78%               17.69%


*    Commencement of operations.

+    Annualized.

++ Per share data has been restated to give effect to a 4-for-1 stock split to shareholders of record as of the close of business on January 9, 1998.

#    Unaudited.

CAPITAL STRUCTURE
-----------------

         The Coventry Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Funds is vested in its Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the 1940 Act or other authority, except under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
Each Fund's annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

                            BOSTON TRUST MUTUAL FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-________

--------------------------------------------------------------------------------

You can also review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

              - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
              -   Free from the Commission's Website at http://www.sec.gov.



       Investment Company Act file no. 811-6526.

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE
                SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.
      THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT
            SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE
                   WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             SUBJECT TO COMPLETION
                               DATED MAY __, 1999

--------------------------------------------------------------------------------



                      UNITED STATES TRUST COMPANY OF BOSTON

              PROSPECTUS FOR THE FOLLOWING BOSTON TRUST PORTFOLIOS:

                           Walden Social Balanced Fund
                            Walden Social Equity Fund

                                    [ ], 1999


--------------------------------------------------------------------------------


                               Investment Adviser
                               ------------------

                     Walden Asset Management, a division of
                      United States Trust Company of Boston
                                 40 Court Street
                           Boston, Massachusetts 02108
                            Telephone: (617) 726-7250























Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                              WALDEN MUTUAL FUNDS

                                TABLE OF CONTENTS


RISK/RETURN SUMMARY AND FUND EXPENSES

         3        Walden Social Balanced Fund
         6        Walden Social Equity Fund

         Carefully review this important section for a summary of each Fund's investments, risks and fees.

INVESTMENT OBJECTIVES AND STRATEGIES

         7        Walden Social Balanced Fund
         8        Walden Social Equity Fund
         9        Investment Risks

         This section contains details on each Fund's investment strategies and risks.

SHAREHOLDER INFORMATION

         11       Pricing of Fund Shares
         11       Purchasing and Adding to Your Shares
         13       Selling Your Shares
         16       Exchanging Your Shares
         17       Dividends, Distributions and Taxes

         Consult this section to obtain details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends

FUND MANAGEMENT

         16       The Investment Adviser
         17       Portfolio Managers

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------------------------------------------------

WALDEN SOCIAL BALANCED FUND
---------------------------

INVESTMENT OBJECTIVE                The Balanced Fund seeks long-term capital
                                    growth and income through an actively
                                    managed portfolio of stocks, bonds and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES     The Fund invests in stocks, bonds and money
                                    market instruments, with at least 25% of assets in fixed-income senior securities.

PRINCIPAL INVESTMENT RISKS          Because the value of the Fund's investments
                                    will fluctuate with market conditions and interest rates, the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Who may want to invest?             Consider investing in the Fund if you are:

                                    -        Interested in ensuring that your
                                             investments are consistent with
                                             your social concerns and values
                                    -        Investing for a period of time in
                                             excess of 3 to 5 years
                                    -        Able to bear the risk of market
                                             value fluctuations in the
                                             short-term
                                    -        Looking for a combination of
                                             exposure to stock investments for
                                             growth, and bond investments for
                                             greater stability of income and
                                             principal

                                    This Fund will not be appropriate for
                                    anyone:

                                    -        Investing for a period of time less
                                             than 3 to 5 years
                                    -        Not comfortable with market
                                             fluctuations in the short-term
                                    -        Looking primarily for a high level
                                             of current income

---------------------------------------

ANNUAL FEES AND EXPENSES
------------------------
As an investor in the Balanced Fund,
you will pay the following fees and        Shareholder
expenses. Shareholder transaction          Transaction
fees are paid from your account.           Fees (fees
Annual Fund operating expenses are         paid by you
paid out of Fund assets, and are           directly)
included in the calculation of share
price.                                     Maximum sales
                                           charge (load)
                                           on purchases           n/a
                                           ------------------------------------
                                           Maximum deferred
                                           sales charge (load)    n/a

                                           Annual Fund
                                           Operating
                                           Expenses
                                           (expenses paid from
                                           Fund assets)
                                           ------------------------------------
                                           Management fee         0.75%
                                           ------------------------------------
                                           Distribution and
                                           Service (12b-1) fee    n/a
                                           ------------------------------------
                                           Other expenses         0.33%*
                                           ------------------------------------
                                           Total Fund
                                           Operating expenses     1.08%*
                                           ------------------------------------
                                           Fee Waiver and/or
                                           Expense Reimbursement  0.08%*
                                           ------------------------------------
                                           Net Expenses           1.00%*
                                           ------------------------------------

* The Adviser has entered into an expense limitation agreement with the Trust to limit the Total Fund Operating Expenses of the Balanced Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Balanced Fund's initial fiscal year are estimated to be 1.08%.

---------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of each period
    - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


       Balanced Fund                   1         3         5         10
                                      Year     Years     Years     Years
       -------------------------------------------------------------------
                                      $102     $318      $552      $1,225
       -------------------------------------------------------------------


                           WALDEN SOCIAL EQUITY FUND
                           -------------------------

INVESTMENT OBJECTIVE                The Equity Fund seeks long-term capital
                                    growth through an actively managed portfolio of stocks.

PRINCIPAL INVESTMENT STRATEGIES     The Fund invests primarily in equity
                                    securities.

PRINCIPAL INVESTMENT RISKS          Because the value of the Fund's investments
                                    will fluctuate with market conditions, the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.


WHO MAY WANT TO INVEST?             Consider investing in the Fund if you are:
                                    -        Interested in ensuring that your
                                             investments are consistent with
                                             your social concerns and values
                                    -        Investing for a period of time in
                                             excess of 3 to 5 years
                                    -        Looking for a high-quality,
                                             well-diversified, all-equity
                                             portfolio that provides the
                                             potential for growth of your
                                             investment
                                    -        Comfortable with market value
                                             fluctuations in the short-term

                                    This Fund will not be appropriate for
                                    anyone:
                                    -        Investing for a period of time less
                                             than 3 to 5 years
                                    -        Not comfortable with market value
                                             fluctuations
                                    -        Looking for current income

-------------------------------------

ANNUAL FEES AND EXPENSES
As an investor in the Equity Fund,
you will pay the following fees and        Shareholder
expenses. Shareholder transaction          Transaction
fees are paid from your account.           Fees (fees
Annual Fund operating expenses are         paid by you
paid out of Fund assets, and are           directly)
included in the calculation of share
price.                                     Maximum sales
                                           charge (load)          n/a
                                           on purchases
                                           -----------------------------------
                                           Maximum deferred
                                           sales charge (load)    n/a

                                           Annual Fund
                                           Operating
                                           Expenses
                                           (expenses paid from
                                           Fund assets)
                                           -----------------------------------
                                           Management fee         0.75%
                                           -----------------------------------
                                           Distribution and
                                           Service (12b-1) Fee    n/a
                                           -----------------------------------
                                           Other expenses         0.38%*
                                           -----------------------------------
                                           Total Fund
                                           Operating expenses     1.13%*
                                           -----------------------------------
                                           Fee Waiver and/or
                                           Expense Reimbursement  0.13%*
                                           -----------------------------------
                                           Net Expenses           1.00%*
                                           -----------------------------------

* The Adviser has entered into an expense limitation agreement with the Trust to limit the Total Fund Operating Expenses of the Equity Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Equity Fund's initial fiscal year are estimated to be 1.13%.

-------------------------------------


EXPENSE EXAMPLE
Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of each period
    - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


       EQUITY FUND                     1         3         5         10
                                      Year     Years     Years     Years
       -------------------------------------------------------------------
                                      $102     $318      $552      $1,225
       -------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND STRATEGIES

                         SOCIAL RESPONSIBILITY CRITERIA

Investments of the Funds will satisfy certain social responsibility criteria. Among the criteria on which we evaluate companies are:

- PRODUCT SAFETY AND DESIRABILITY: Do companies produce tobacco or alcohol? Are they honest with consumers?

- WORKPLACE ISSUES: Do companies engage in equal employment and fair labor practices? Do they provide safe working conditions?

- ENVIRONMENTAL IMPACT: Are companies curbing emissions and waste? Are they complying with environmental regulations? Do they own or operate nuclear power plants?

- INTERNATIONAL OPERATIONS: Are companies upholding human rights and environmental standards abroad?

- WEAPONS CONTRACTING: Are companies directly involved in the production of weapons systems?



                           WALDEN SOCIAL BALANCED FUND
================================================================================


         Ticker Symbol:  WSBEX

INVESTMENT OBJECTIVE

         The investment objective of the Social Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

POLICIES AND STRATEGIES

         Consistent with the Social Balanced Fund's investment objective, the
Fund:

         - maintains an actively managed portfolio of stocks, bonds and money market instruments

         - will generally invest at least 25% of its total assets in fixed-income senior securities

         -        may purchase both common stock and preferred stock

         -        will purchase primarily investment grade bonds

         - may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade

         Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

         In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.



                            WALDEN SOCIAL EQUITY FUND
================================================================================

         Ticker Symbol:  WSEFX

INVESTMENT OBJECTIVE

         The investment objective of the Social Equity Fund is to seek long-term growth of capital.

POLICIES AND STRATEGIES

         Consistent with the Social Equity Fund's investment objective, the
         Fund: will invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities

         -        will invest in the following types of equity securities:
                  common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

         - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

         - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)

         - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

         - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

         - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

         -        may invest in other investment companies

         In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of the Fund's assets in money market instruments and U.S. Government securities.

                                INVESTMENT RISKS
================================================================================

         Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

         Generally, the Funds will be subject to the following risks:

         - MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

         - INTEREST RATE RISK: Interest rate risk refers to the risk that the value of either Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

         - CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in either Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

         - YEAR 2000 RISK: Like other funds and business organizations around the world, the Funds could be affected adversely if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may affect adversely companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so adequately, and in a timely manner.

         The Funds have been advised that the Adviser and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks associated with Year 2000 issues with regard to services critical to the Funds' operations. Internal efforts include a commitment of adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as taking inventory of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness.

         In the event that any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

         While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Funds' service providers cannot be assessed accurately at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Adviser and each Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or the financial condition of the Funds. The Funds and the Adviser will continue to monitor closely developments relating to this issue, including establishment by the Adviser and the Funds' service providers of contingency plans.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES
----------------------

How NAV is Calculated

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                      NAV =

                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

You can find each Fund's NAV daily in The Wall Street Journal and other financial newspapers.

         The net asset value per share of each Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Fund will not be calculated.

         Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Funds. This is what is known as the offering price.

         Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.


PURCHASING AND ADDING TO YOUR SHARES
------------------------------------


You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Funds is $2,000. Subsequent investments must be at least $500. BISYS Fund Services (the "Distributor") acts as Distributor of each Fund's shares. Shares of the Funds are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of either Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

By Regular Mail or Overnight Service

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, certified check or money order payable to either "Walden Social Balanced Fund" or "Walden Social Equity Fund", as applicable.

3. Mail to: Walden Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the applicable fund and mailed to the address indicated above. Your account number should be written on the check.


By Wire Transfer

Note:  Your bank may charge a wire transfer fee.

For initial investment: Before wiring funds, you should call 1-800-441-8782, ext. 4050, or 1-617-695-4050 to advise that an initial investment will be made by wire and to receive an account number.
Follow the instructions below after receiving your account number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
United States Trust Company of Boston
Routing Number:  ABA #0110-0133-1
DDA# 0003004512
Include:
Your name
Your account number
Fund name

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

-------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
 FUND INVESTMENT

A request for a withdrawal in cash from either Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

By telephone                          1. Call 1-800-441-8782, ext. 4050 with instructions as to how
(unless you have declined             you wish to receive your funds (mail, wire, electronic
telephone sales privileges)           transfer).

By mail                               2(a). Call 1-800-441-8782, ext. 4050 to request redemption forms or write a letter of instruction indicating:
                                      - your Fund and account number
                                      - amount you wish to redeem
                                      - address where your check should be sent
                                      - account owner signature
                                      2(b). Mail to:
                                      WALDEN MUTUAL FUNDS
                                      c/o United States Trust Company of Boston
                                      40 Court Street
                                      Boston, MA  02108

By overnight service                  See instruction 2 above.
                                      Send to:
                                      WALDEN MUTUAL FUNDS
                                      c/o United States Trust Company of Boston
                                      40 Court Street
                                      Boston, MA  02108

By Wire transfer                      Call 1-800-441-8782, ext. 4050 to request a wire transfer.
You must indicate this option
on your application.                  If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.
The Funds may charge a wire
transfer fee.
Note: Your financial
institution may also charge a
separate fee.


GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.   Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

     -    Redemptions over $10,000
     - Your account registration or the name(s) on your account has changed within the last 15 days
     -    The check is not being mailed to the address on your account
     -    The check is not being made payable to the owner of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration

         A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

VERIFYING TELEPHONE REDEMPTIONS

The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or
(2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of another Boston Trust Mutual Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to Walden Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108, or by calling 1-800-441-8782, ext. 4050. Please provide the following information:
     - Your name and telephone number
     - The exact name on your account and account number
     - Taxpayer identification number (usually your Social Security number)
     - Dollar value or number of shares to be exchanged
     - The name of the Fund from which the exchange is to be made
     - The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- To prevent disruption in the management of the Funds, exchange activity may be limited to 4 exchanges within a calendar year.

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

FUND MANAGEMENT
---------------

         WALDEN ASSET MANAGEMENT,
         A DIVISION OF THE INVESTMENT ADVISER

         United States Trust Company of Boston, (the "Adviser"), 40 Court Street, Boston, Massachusetts 02108, is the investment adviser for the Funds and has designated its Walden division to fulfill its obligations with respect to the Funds. The Adviser is a Massachusetts-chartered banking and trust company established in 1895 and is a wholly-owned subsidiary of UST Corp., a Massachusetts bank holding company. The Trust Department of the Adviser has managed assets as a fiduciary for over 50 years. The Adviser began offering professional investment management services in 1974 with the establishment of its Asset Management Division. Neither the Adviser nor UST Corp. is affiliated with United States Trust Company of New York.

         SOCIAL INVESTING

         For many, the primary goal of socially responsive investing is moral consistency: not owning and profiting from investments in companies which violate personal ethical standards. This goal is achieved best by using specific social criteria to screen potential investments.

         For others, the goal of socially responsive investing is social change. Recognizing corporations as key participants in effecting social and economic justice, this strategy uses the power of ownership to influence corporate behavior. Walden Asset Management utilizes both social screening and social change strategies to achieve its financial and social objectives.

         Walden is engaged actively in promoting positive corporate change through company dialogues and shareholder resolutions, social screening, public policy testimony and technical assistance to nonprofits.

         Walden is committed to making socially responsive investing an effective instrument of social change at home and abroad. Walden has an in-house social research process that fully harnesses the power of shareholder activism. Through dialogue with management and in partnership with other agents of change, Walden uses its leverage as a shareholder to foster progressive corporate practices.

         Walden is working to focus companies on the sustainability of their profits by urging corporate management to treat their workers, customers, communities and the environment as valuable, long-term assets. Our research and advocacy work is dedicated to finding the practical linkages between these constituencies, and helping use shareholder power productively.

         For a quarter century, Walden Asset Management has been at the forefront of building relationships and developing tools to effect social change. Walden strives to be responsive to evolving social concerns and to stay at the forefront of research and activism on emerging social issues.

         Consistent with these social investing principles, each Fund seeks to invest in companies that:

- Are above average in their industry for environmental performance and management, have innovative programs for pollution prevention and resource conservation, comply with environmental regulations, conduct comprehensive environmental auditing, and develop products that help the environment.

- Are above average in their industry for labor relations, worker safety programs, employee benefits, equal employment opportunity and affirmative action, encourage employee ownership and participation, and support families and communities.

-    Adhere to policies and practices that respect fundamental human rights.

- Strive to be responsible corporate citizens, and respond openly to social concerns through public disclosure of information.

          The Funds avoid investing in companies that, to the Adviser's knowledge:

- Have below average performance in the area of pollution control and poor compliance records for environmental regulations; have equity ownership in nuclear power plants, or significant involvement in the nuclear power fuel cycle.

- Have substandard performance in the hiring and promotion of women and minorities, or have a pattern of violating fair labor standards or health and safety regulations.

- Derive significant revenues from the manufacture of weapons systems, hand guns, tobacco products, alcoholic beverages, or from gaming activities.

-    Significantly support human right abuses.

Each Fund's social guidelines are subject to change without shareholder approval.

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:


Balanced Fund:      Mr. Stephen Moody, Senior Vice President and Chairman of the
                    Adviser's Social Investment Policy Committee, is the portfolio manager of the Balanced Fund. Prior to joining the Adviser in 1980, Mr. Moody served as research director of the Council on Economic Priorities, and economic consultant to the Shalan Foundation and Natural Resources Defense
                    Council. Mr. Moody earned his B.A. from the University of California at Berkeley and an MA in Economics from the Graduate Faculty of the New School for Social Research. He is a member of the American Economic Association and the Boston Security Analysts Society.

Equity Fund:        Mr. Robert Lincoln, Senior Vice President and Chief Economic
                    Strategist of the United States Trust Company, is the portfolio manager of the Equity Fund. Mr. Lincoln joined the Adviser in 1984 after serving as a Group Vice President at Charles River Associates, a Boston-based economic and financial consulting firm. Mr. Lincoln earned his B.A.
                    degree (magna cum laude) in Economics and his M.A. in Economics from Harvard University.


The Statement of Additional Information has more detailed information about the Adviser.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services is the Funds' distributor and administrator and is located at 3435 Stelzer Road, Columbus, OH 43219.

CAPITAL STRUCTURE
-----------------

         The Coventry Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Funds is vested in its Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the 1940 Act or other authority, except under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.

     For more information about the Funds, the following documents are available free upon request:

     ANNUAL/SEMI-ANNUAL REPORTS: Each Fund's annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

     ---------------------------------------------------------------------------

     YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

                               WALDEN MUTUAL FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-________

     ---------------------------------------------------------------------------

     You can also review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

              - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
              -   Free from the Commission's Website at http://www.sec.gov.


     Investment Company Act file no. 811-6526.

                              BOSTON BALANCED FUND
                               BOSTON EQUITY FUND
                           WALDEN SOCIAL BALANCED FUND
                            WALDEN SOCIAL EQUITY FUND


                         Each an Investment Portfolio of

                               The Coventry Group

                       Statement of Additional Information

                                    [ ], 1999


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectuses for (1) Boston Balanced Fund and Boston Equity Fund and (2) Walden Social Balanced Fund and Walden Social Equity Fund (collectively, the "Funds"), each dated the same date as the date hereof (the "Prospectuses"). The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end investment management company. This Statement of Additional Information is incorporated in its entirety into each of the Prospectuses. Copies of the Prospectuses may be obtained by writing the BT/Walden Funds at 40 Court Street, Boston, Massachusetts 02108, or by telephoning toll free (800) 441-8782, ext. 4050.

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

                  The Coventry Group (the "Group") is an open-end investment management company which offers currently its shares in separate series. This Statement of Additional Information deals with four such portfolios: Boston Balanced Fund, Boston Equity Fund, Walden Social Balanced Fund and Walden Social Equity Fund (the "Funds"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading the applicable Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

                  The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectuses.

Money Market Instruments

                  Money market instruments selected for investment by the Funds include high grade, short-term obligations, including those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks (generally banks with assets in excess of $1 billion), repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 by S&P or P-1 by Moody's, or, if unrated, of comparable quality as determined by the Advisor.

Repurchase Agreements

                  The Funds may enter into repurchase agreements. Under such agreements, the seller of a security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will enter generally into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Fund's net assets would be invested in illiquid securities including such repurchase agreements.

                  For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for a Fund, the Investment Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

                  There is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

                  The Funds are authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be affected adversely by its purchase of securities on a when-issued basis. The Fund will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Foreign Securities

                  Each Fund may invest up to 15% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

                  Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

                  Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on a Fund's share price.

                  Securities of foreign issuers may be held by the Funds in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

                  Each Fund may invest without regard to the 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

Debt Securities and Ratings

                  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.

If a security's rating is reduced while it is held by a Fund, the Advisor will consider whether the Fund should continue to hold the security, but the Fund is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

                  The Fund reserves the right to invest up to 20% of its assets in securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") or lower than Baa by Moody's Investors Service, Inc. ("Moody's"), but rated at least B by S&P or Moody's (or, in either case, if unrated, deemed by the Advisor to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively traded market.

                  Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates, the value of the securities held by the Fund may decline proportionately more than a fund consisting of higher-rated securities. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

Options and Futures Contracts

                  To the extent consistent with its investment objectives and policies, each Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Funds will engage in futures contracts and related options only for hedging purposes and will not engage in such transactions for speculation or leverage.

                  Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

                  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

                  If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; such losses might be mitigated or exacerbated by changes in the value of the Fund's securities during the period the option was outstanding.

                  Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Fund will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Fund.

Illiquid and Restricted Securities.

                  A fund may not invest more than 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between a Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

                             INVESTMENT RESTRICTIONS

                  The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Funds may not:

                  1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, or
(b) to the extent the entry into a repurchase agreement is deemed to be a loan.

                  2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

                     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

                  3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Fund is not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

                  4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this SAI).

                  5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

                  6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

                  7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of a Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of a Fund's assets may be invested without regard to this limitation.

                  The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

                  1. Purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

                  2. Invest in any issuer for purposes of exercising control or management.

                  3. Invest in securities of other investment companies which would result in a Fund owning more than 3% of the outstanding voting securities of any one such investment company, a Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or a Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

                  4. Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

                  5. Invest more than 15% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

                  6. Invest in securities issued by UST Corp. (parent corporation of the Advisor).

                  If a percentage restriction described in the Prospectuses or this statement of additional information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.

PORTFOLIO TURNOVER

                  The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

                  The portfolio turnover rate may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates generally will result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

NET ASSET VALUE

                  As indicated in the Prospectuses, the net asset value of each Fund is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Standard time) on each day that the Exchange is open for trading. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

                  Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or
(ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

                  Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

                  The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are as follows:

                                        Position(s) Held With the        Principal Occupation During Past 5 Years
Name, Address and Age                   Group
--------------------------------------- -------------------------------- --------------------------------------------
Walter B. Grimm                         Chairman, President and Trustee  From June 1992 to present, employee of
3435 Stelzer Road                                                        BISYS Fund Services
Columbus, Ohio  43219
Age:  52

Maurice G. Stark                        Trustee                          From June 1991 to present, Executive Vice
505 King Avenue                                                          President-Finance and Treasurer, Battelle
Columbus, Ohio  43201                                                    Memorial Institute (scientific research
Age:  62                                                                 and development service corporation).

Michael M. Van Buskirk                  Trustee                          From June 1991 to present, Executive Vice
37 West Board Street                                                     President of The Ohio Bankers' Association
Suite 1001                                                               (trade association); from September 1987
Columbus, Ohio  43215-4162                                               to June 1991, Vice
Age:  50                                                                 President-Communications, TRW Information
                                                                         Systems Group (electronic and space
                                                                         engineering).

John H. Ferring IV                      Trustee                          From 1979 to present, President and Owner
105 Bolte Lane                                                           of Plaze, Incorporated, St. Clair, Missouri
St. Clair, Missouri
Age:  45

J. David Huber                          Vice President                   From June 1987 to present, employee of
3435 Stelzer Road                                                        BISYS Fund Services
Columbus, Ohio  43219
Age:  51

                                        Position(s) Held With the        Principal Occupation During Past 5 Years
Name, Address and Age                   Group
--------------------------------------- -------------------------------- --------------------------------------------
Jeffrey C. Cusick                       Vice President                   From July 1995 to present, employee of
3435 Stelzer Road                                                        BISYS Fund Services; from October 1981 to
Columbus, Ohio  43219                                                    July 1995, employee of Federated
Age:  38                                                                 Administrative Services.

Gary R. Tenkman                         Treasurer                        From April 1998 to present, employee of
3435 Stelzer Road                                                        BISYS Fund Services; from September 1990 to
Columbus, Ohio  43219                                                    March 1998, employee of Ernst & Young LLP.
Age:  28

George L. Stevens                       Secretary                        From September 1996 to present, employee
3435 Stelzer Road                                                        of BISYS Fund Services; from September
Columbus, Ohio  43219                                                    1995 to September 1996, Independent
Age:  47                                                                 Consultant; from September 1989 to
                                                                         September 1995, Senior Vice President,
                                                                         AmSouth Bank, N.A.

Alaina V. Metz                          Assistant Secretary              From June 1995 to present, employee of
3435 Stelzer Road                                                        BISYS Fund Services; from May 1989 to June
Columbus, Ohio  43219                                                    1995, employee of Alliance Capital
Age:  30                                                                 Management.



------------

* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act.

         As of the date of this Statement of Additional Information, the Group's Officers and Trustees, as a group, own less than 1% of the Funds' outstanding Shares.

         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Funds for acting as Administrator. BISYS Fund Services Ohio, Inc. receives fees from the Funds for providing certain fund accounting services. Messrs. Huber, Tenkman, Stevens, Grimm, and Cusick and Ms. Metz are employees of BISYS Fund Services.

         Trustees of the Group not affiliated with BISYS Fund Services receive from the Group an annual fee of $1,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS Fund Services do not receive compensation from the Group.

                  For the twelve-month period ended March 31, 1999, the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment adviser as the Funds or an investment adviser that is an affiliated person of the Group's investment adviser:

                                                     Pension or                                 Total Compensation
                               Aggregate         Retirement Benefits                            From Registrant and
                           Compensation from     Accrued As Part of     Est. Annual Benefits   Fund Complex Paid to
    Name of Trustee            the Funds            Fund Expenses         Upon Retirement             Trustee
------------------------ ---------------------- ---------------------- ----------------------- ----------------------
Walter B. Grimm                   $0                     $0                      $0                   $0
Maurice G. Stark                  $0                     $0                      $0                   $______
Michael Van Buskirk               $0                     $0                      $0                   $______
Chalmers P. Wylie*                $0                     $0                      $0                   $______
John H. Ferring IV**              $0                     $0                      $0                   $______


*        Mr. Wylie resigned as a Trustee effective May 14, 1998.
**       Mr. Ferring was elected as a Trustee effective May 14, 1998.

INVESTMENT ADVISER

                  Investment advisory and management services are provided to the Funds by United States Trust Company of Boston (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of ________, 1999. Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectuses of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rates: Boston Balanced Fund [ ] Boston Equity Fund[ ], Walden Social Balanced Fund [ ], and Walden Social Equity Fund [ ]. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.

                  Unless sooner terminated, the Investment Advisory Agreement will continue in effect until ________, 2001, and year to year thereafter for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined in the Funds' Prospectuses), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The

Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act, or for reasons as set forth in the Agreement.

                  The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

PORTFOLIO TRANSACTIONS

                  Pursuant to the Investment Advisory Agreement with respect to each Fund, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each such Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions.

                  Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

                  Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

                  Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its respective agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Funds.

                  While the Adviser generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

                  Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

                  Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group managed by the Adviser, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect adversely the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire nor take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any of its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

ADMINISTRATOR AND FUND ACCOUNTING SERVICES

                  BISYS serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of ________, 1999 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund. The

Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

                  Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

                  The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to ________ one-hundredths of one percent (__%) of that Fund's average daily net assets.

                  Unless sooner terminated as provided therein, the Administration Agreement has an initial term expiring on [ ]. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

                  The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

                  In addition, BISYS Fund Services, Inc. provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of __________, 1999. BISYS Fund Services, Inc. receives a fee from each Fund for such services equal to the greater of (a) a fee computed at an annual rate of ___________ of one percent (.___%) of that Fund's average daily net assets, or (b) __________ minus the fee paid by such Fund under its Management and Administration Agreement with BISYS of the same date. Under such Agreement, BISYS Fund

Services, Inc. maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

DISTRIBUTOR

                  BISYS serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of _________, 1999 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

                  In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement.

CUSTODIAN

                  United States Trust Company of Boston, 40 Court Street, Boston, Massachusetts 02108 (the "Custodian"), serves as the Funds' custodian pursuant to the Custody Agreement dated as of ________, 1999. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

TRANSFER AGENCY SERVICES

                  United States Trust Company of Boston serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of _________, 1999. Pursuant to such Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each

Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

AUDITORS

                  Arthur Andersen LLP, Boston, Massachusetts, has been selected as independent auditors for the Funds for their current fiscal year. Arthur Andersen LLP performs an annual audit of the Funds' financial statements and provides other related services.

LEGAL COUNSEL

                  Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

                  The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

                  Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be acted effectively upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

                  Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

                  As of [ ], the following is the only entity known to the Group who owns of record or beneficially 5% or more of the outstanding Shares of any
Fund: for the Boston Balanced Fund [ ], Boston Equity Fund [ ], Walden Social Balanced Fund [ ] and Walden Social Equity Fund.


VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

                  As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

                  Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

                  Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

                  A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

                  Although each Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

                  The excess of net long-term capital gains over short-term capital losses realized and distributed by a Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. Capital gain dividends paid from the proceeds of sales of assets held by a Fund for more than one year will generally be taxed at a maximum federal income tax rate of 20%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a Shareholder has held Fund shares.

                  Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

                  Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of each Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, none of the Funds will be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. Any such taxes will be taken as a deduction by such Fund.

                  Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of a Fund by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

                  Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

                  MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

                  ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

                  OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

                  Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

                  Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                  CONSTRUCTIVE SALES. Certain Code provisions may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

                  SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

                  PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                  A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELD

                  Yields of the Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield will vary from time to time depending upon market conditions, the composition of the particular Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN

                  Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of Shares purchased by a hypothetical $1,000 investment in that Fund all additional Shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

PERFORMANCE COMPARISONS

                  Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers.

                  From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples must state clearly that they are based on an express set of assumptions and are not indicative of the performance of any Fund.

                  Current yields or total return will fluctuate from time to time and may not be representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund.

MISCELLANEOUS

                  Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.

                  The Group is registered with the Commission as an investment management company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

                  The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

FINANCIAL STATEMENTS

                  The financial statements of the Boston Balanced Fund appearing in its Annual Report to Shareholders for the fiscal year ended [ ] have been audited by Ernst & Young, LLP, and are incorporated by reference herein.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

                  (a)      Declaration of Trust1

                  (b)(1)   By-Laws(2)

                  (b)(2) Establishment and Designation of Series of Shares (Boston Balanced Fund, Boston Equity Fund, Walden Social Balanced Fund, and Walden Social Equity Fund)
                           (3)

                  (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares(1)

                  (d) Investment Advisory Agreement between Registrant and United States Trust Company of Boston(3)

                  (e) Distribution Agreement between Registrant and BISYS Fund Services(3)

                  (f)      Not Applicable

                  (g) Custody Agreement between Registrant and United States Trust Company of Boston(3)

                  (h)(1) Management and Administration Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(3) Transfer Agency Agreement between the Registrant and United States Trust Company of Boston(3)

                  (h)(4) Expense Limitation Agreement between the Registrant and United States Trust Company of Boston(3)

                  (i)      Not Applicable

                  (j)      Consent of Independent Accountants(3)

                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Not Applicable

                  (n)      Financial Data Schedules(3)

                  (o)      Not Applicable

__________________

1.       Filed with initial Registration Statement on January 8, 1992.
2.       Filed with Post-Effective Amendment No. 2 on September 4, 1992.
3.       To be filed by Amendment.


ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS

                  Incorporated by reference to the responses in the current Form 10-K of UST Corp., on file with the Commission.

ITEM 27.          PRINCIPAL UNDERWRITER

                  (a)      BISYS Fund Services, Limited Partnership ("BISYS Fund

                           Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, the AmSouth Mutual Funds, The BB&T Mutual Funds Group, ESC Strategic Funds, Inc., The Eureka Funds, Fifth Third Funds, Governor Funds, Gradison Custodian Trust, Gradison Growth Trust, Gradison-McDonald Cash Reserves Trust, Gradison-McDonald Municipal Custodian Trust, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., The Kent Funds, Magna Funds, MMA Praxis Mutual Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, M.S.D.&T Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds

                  Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and The Vintage Mutual Funds, Inc.

                  (b) Partners of BISYS Fund Services, as of May 1, 1999, were as follows:

Name and Principal Business             Position and Offices with Underwriter  Positions and Offices with Registrant
 Address
BISYS Fund Services, Inc.               Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation               Sole Limited Partner                   None
150 Clove Road
Little Falls, New Jersey  07424

                  (c)      Not Applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (a) The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of United States Trust Company of Boston (records relating to its function as investment adviser, transfer agent and custodian for the Funds); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor).

ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 13th day of May, 1999.

                               THE COVENTRY GROUP

                                    By:     /s/ Walter B. Grimm
                                            ---------------------
                                            Walter B. Grimm
By:      /s/ Jeffrey L. Steele
         --------------------------
         Jeffrey L. Steele, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      Chairman, President and Trustee             May 13, 1999
------------------------
Walter B. Grimm**                       (Principal Executive Officer)

/s/ John H. Ferring IV                  Trustee                                     May 13, 1999
------------------------
John H. Ferring IV***

/s/ Maurice G. Stark                    Trustee                                     May 13, 1999
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     May 13, 1999
------------------------
Michael M. Van Buskirk*

/s/ Gary R. Tenkman                     Treasurer (Principal                        May 13, 1999
------------------------
Gary R. Tenkman****                     Financial and Accounting Officer)

By:      /s/ Jeffrey L. Steele
         --------------------------------------
         Jeffrey L. Steele, as attorney-in-fact

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.

****     Pursuant to power of attorney filed herewith.

                               POWER OF ATTORNEY

         Gary Tenkman whose signature appears below, does hereby constitute and appoint Jeffrey L. Steele, Patrick W.D. Turley, Robert L. Tuch and David J. Harris each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Coventry Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Group's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned, Gary Tenkman, as Treasurer of the Group, any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Date:     May 12, 1999                                 /s/ Gary Tenkman
                                                            --------------------
                                                            Gary Tenkman